PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments
March 31, 2020

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 98.9% of Net Assets
	Aerospace & Defense - 3.1%
3,470	HEICO Corp.	$258,897
8,991	L3Harris Technologies, Inc.	1,619,459
3,506(a)	Teledyne Technologies, Inc.	1,042,229
	Total Aerospace & Defense	$2,920,585
	Air Freight & Logistics - 0.4%
6,988(a)	XPO Logistics, Inc.	$340,665
	Total Air Freight & Logistics	$340,665
	Banks - 0.4%
2,589(a)	SVB Financial Group	$391,146
	Total Banks	$391,146
	Biotechnology - 3.9%
7,732(a)	Alnylam Pharmaceuticals, Inc.	$841,628
16,929(a)	Esperion Therapeutics, Inc.	533,771
14,316(a)	Exact Sciences Corp.	830,328
21,861(a)	FibroGen, Inc.	759,670
6,819(a)	Mirati Therapeutics, Inc.	524,177
10,059(a)	Sage Therapeutics, Inc.	288,895
	Total Biotechnology	$3,778,469
	Building Products - 1.5%
9,517	Fortune Brands Home & Security, Inc.	$411,610
6,984	Owens Corning	271,049
8,987(a)	Trex Co., Inc.	720,218
	Total Building Products	$1,402,877
	Capital Markets - 4.5%
1,886	Morningstar, Inc.	$219,247
7,451	MSCI, Inc.	2,153,041
2,742	S&P Global, Inc.	671,927
19,702	Tradeweb Markets, Inc.	828,272
22,248(a)	XP, Inc.	429,164
	Total Capital Markets	$4,301,651
	Chemicals - 0.5%
9,124	Albemarle Corp.	$514,320
	Total Chemicals	$514,320
	Commercial Services & Supplies - 0.2%
3,137	Waste Connections, Inc.	$243,117
	Total Commercial Services & Supplies	$243,117
	Communications Equipment - 1.6%
2,680(a)	Arista Networks, Inc.	$542,834
7,134	Motorola Solutions, Inc.	948,251
	Total Communications Equipment	$1,491,085
	Construction Materials - 0.7%
5,875	Vulcan Materials Co.	$634,911
	Total Construction Materials	$634,911
	Containers & Packaging - 1.4%
4,815	Avery Dennison Corp.	$490,504
15,620(a)	Crown Holdings, Inc.	906,585
	Total Containers & Packaging	$1,397,089
	Distributors - 0.5%
2,510	Pool Corp.	$493,893
	Total Distributors	$493,893
	Diversified Consumer Services - 0.9%
2,771(a)	Bright Horizons Family Solutions, Inc.	$282,642
8,858	Service Corp. International/US	346,436
7,218(a)	ServiceMaster Global Holdings, Inc.	194,886
	Total Diversified Consumer Services	$823,964
	Electrical Equipment - 2.4%
14,099(a)	Generac Holdings, Inc.	$1,313,604
6,602	Rockwell Automation, Inc.	996,308
	Total Electrical Equipment	$2,309,912
	Electronic Equipment, Instruments & Components - 0.7%
7,610	CDW Corp.	$709,785
	Total Electronic Equipment, Instruments & Components	$709,785
	Energy Equipment & Services - 0.1%
8,724	Cactus, Inc.	$101,198
	Total Energy Equipment & Services	$101,198
	Entertainment - 0.7%
5,360(a)	Live Nation Entertainment, Inc.	$243,666
3,976(a)	Roku, Inc.	347,820
	Total Entertainment	$591,486
	Equity Real Estate Investment Trusts (REITs) - 3.5%
5,141	Digital Realty Trust, Inc.	$714,136
11,831	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	241,471
6,733	Prologis, Inc.	541,131
6,975	SBA Communications Corp.	1,883,041
	Total Equity Real Estate Investment Trusts (REITs)	$3,379,779
Shares		Value
	Financials - 0.4%
4,512	Cboe Global Markets, Inc.	$402,696
	Total Financials	$402,696
	Food & Staples Retailing - 0.5%
3,723	Casey's General Stores, Inc.	$493,260
	Total Food & Staples Retailing	$493,260
	Food Products - 2.3%
7,006	Campbell Soup Co.	$323,397
8,267	Conagra Brands, Inc.	242,554
3,203	JM Smucker Co.	355,533
57,139(a)	Nomad Foods, Ltd.	1,060,500
4,674(a)	TreeHouse Foods, Inc.	206,357
	Total Food Products	$2,188,341
	Food Retail - 0.6%
19,282	Kroger Co.	$580,774
	Total Food Retail	$580,774
	Health Care Equipment & Supplies - 4.5%
8,029(a)	DexCom, Inc.	$2,161,969
4,258(a)	Penumbra, Inc.	686,943
2,391	ResMed, Inc.	352,170
3,485	Teleflex, Inc.	1,020,617
	Total Health Care Equipment & Supplies	$4,221,699
	Health Care Providers & Services - 3.5%
6,134(a)	Amedisys, Inc.	$1,125,834
25,768(a)	Centene Corp.	1,530,877
3,680	McKesson Corp.	497,757
1,478	Universal Health Services, Inc., Class B	146,440
	Total Health Care Providers & Services	$3,300,908
	Health Care Technology - 3.6%
10,674(a)	Teladoc Health, Inc.	$1,654,577
11,512(a)	Veeva Systems, Inc.	1,800,132
	Total Health Care Technology	$3,454,709
	Hotels, Restaurants & Leisure - 1.9%
21,659	Brinker International, Inc.	$260,125
1,163(a)	Chipotle Mexican Grill, Inc.	761,067
2,831	Hilton Worldwide Holdings, Inc.	193,187
12,062	Wendy's Co.	179,483
4,874	Wingstop, Inc.	388,458
	Total Hotels, Restaurants & Leisure	$1,782,320
	Household Durables - 0.7%
7,901	Dr Horton, Inc.	$268,634
5,606(a)	TopBuild Corp.	401,614
	Total Household Durables	$670,248
	Household Products - 1.0%
4,056	Church & Dwight Co., Inc.	$260,314
3,855	Clorox Co.	667,879
	Total Household Products	$928,193
	Industrial Conglomerates - 0.6%
1,937	Roper Technologies, Inc.	$603,976
	Total Industrial Conglomerates	$603,976
	Information Technology - 1.1%
4,311	Lam Research Corp.	$1,034,640
	Total Information Technology	$1,034,640
	Interactive Media & Services - 2.9%
10,739(a)	IAC/InterActiveCorp	$1,924,751
36,115(a)	Twitter, Inc.	886,984
	Total Interactive Media & Services	$2,811,735
	IT Services - 10.3%
11,821(a)	Akamai Technologies, Inc.	$1,081,503
6,145(a)	EPAM Systems, Inc.	1,140,881
21,259	Fidelity National Information Services, Inc.	2,585,945
15,942(a)	Fiserv, Inc.	1,514,331
1,216(a)	FleetCor Technologies, Inc.	226,832
2,634(a)	Gartner, Inc.	262,267
18,430	Genpact, Ltd.	538,156
7,702	Global Payments, Inc.	1,110,859
4,516(a)	Okta, Inc.	552,126
900(a)	Shopify, Inc.	376,567
6,707(a)	Square, Inc.	351,313
	Total IT Services	$9,740,780
	Life Sciences Tools & Services - 0.7%
2,989(a)	10X Genomics, Inc.	$186,274
6,089	Agilent Technologies, Inc.	436,094
	Total Life Sciences Tools & Services	$622,368
	Machinery - 2.0%
59,761(a)	ATS Automation Tooling Systems, Inc.	$698,032
9,491	Nordson Corp.	1,281,949
	Total Machinery	$1,979,981
Shares		Value
	Media - 0.2%
4,200	Nexstar Media Group, Inc.	$242,466
	Total Media	$242,466
	Multiline Retail - 2.9%
14,412	Dollar General Corp.	$2,176,356
8,323(a)	Dollar Tree, Inc.	611,491
	Total Multiline Retail	$2,787,847
	Pharmaceuticals - 1.1%
7,451(a)	Reata Pharmaceuticals, Inc.	$1,075,477
	Total Pharmaceuticals	$1,075,477
	Professional Services - 7.8%
105,403(a)	Clarivate Analytics Plc	$2,187,112
2,134(a)	CoStar Group, Inc.	1,253,106
26,696	Thomson Reuters Corp.	1,811,591
14,988	TransUnion	991,906
8,610	Verisk Analytics, Inc.	1,200,062
	Total Professional Services	$7,443,777
	Semiconductors & Semiconductor Equipment - 5.4%
44,781(a)	Advanced Micro Devices, Inc.	$2,036,640
49,484(a)	Micron Technology, Inc.	2,081,297
10,022	MKS Instruments, Inc.	816,292
2,663(a)	SolarEdge Technologies, Inc.	218,046
	Total Semiconductors & Semiconductor Equipment	$5,152,275
	Software - 14.3%
8,362(a)	Anaplan, Inc.	$253,034
5,852(a)	Atlassian Corp. Plc	803,245
6,114(a)	Avalara, Inc.	456,104
6,492	Citrix Systems, Inc.	918,943
11,031(a)	DocuSign, Inc.	1,019,264
6,047	Intuit, Inc.	1,390,810
2,476(a)	Paycom Software, Inc.	500,177
16,870(a)	RealPage, Inc.	892,929
1,977(a)	RingCentral, Inc.	418,946
5,920(a)	ServiceNow, Inc.	1,696,554
14,484(a)	Slack Technologies, Inc.	388,751
9,168(a)	Splunk, Inc.	1,157,277
11,108	SS&C Technologies Holdings, Inc.	486,752
12,783(a)	Synopsys, Inc.	1,646,323
3,345(a)	Trade Desk, Inc.	645,585
7,887(a)	Zendesk, Inc.	504,847
5,874(a)	Zscaler, Inc.	357,492
	Total Software	$13,537,033
	Specialty Retail - 2.6%
507(a)	AutoZone, Inc.	$428,922
5,020(a)	Burlington Stores, Inc.	795,469
2,936(a)	O'Reilly Automotive, Inc.	883,883
4,574	Ross Stores, Inc.	397,801
	Total Specialty Retail	$2,506,075
	Textiles, Apparel & Luxury Goods - 1.0%
4,951(a)	Lululemon Athletica, Inc.	$938,462
	Total Textiles, Apparel & Luxury Goods	$938,462
	TOTAL COMMON STOCKS
	(Cost $83,250,287)	$94,325,972
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $83,250,287)	$94,325,972
	OTHER ASSETS AND LIABILITIES - 1.1%	$1,034,467
	NET ASSETS - 100.0%	$95,360,439

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$94,325,972	$–	$–	$94,325,972
Total Investments in Securities	$94,325,972	$–	$–	$94,325,972

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.